Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Additions to right-of-use assets	$ 13,900	$ 6,700
Disposals to right-of-use assets	$ 700	$ 0
Weighted average lessee incremental borrowing rate operating lease	7.00%	10.00%
Weighted average lessee incremental borrowing rate finance lease	8.00%	10.00%
Weighted average remaining operating lease term	3 years 9 months 7 days	6 years 7 months 17 days
Weighted average remaining finance lease term	2 years 1 month 6 days	2 years 2 months 1 day
Rental revenue	$ 276,700	$ 168,800	$ 120,200
Minimum
Lessee, Lease, Description [Line Items]
Office space leases, remaining lease term	6 months
Finance leases, remaining lease term	1 month
Maximum
Lessee, Lease, Description [Line Items]
Office space leases, remaining lease term	102 months
Finance leases, remaining lease term	84 months